Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2024		December 31, 2023
	Level	Amount	Level	Amount
Liabilities:
Warrant Liability – Private Placement Warrants	$3	$15,607	$3	$7,507
The Private Placement Warrants were accounted for as liabilities in accordance with
ASC815-40
and are presented within warrant liabilities in the accompanying condensed balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the condensed statements of operations.
The Private Placement Warrants were valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the common stock. The expected volatility as of the closing date of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target.

The following table provides quantitative information regarding Level 3 fair value measuremen ts:

	September 30, 2024	December 31, 2023
Stock price	$10.91	$10.44
Exercise price	$11.50	$11.50
Expected term (in years)	0.59	0.84
Volatility	31.0%	30.0%
Risk-free rate	n/a	n/a %
Dividend yield	0.0%	0.0%
The following table presents the changes in the fair value of Level 3 warrant liabilities as of September 30, 2024, and December 31, 2023:

Warrant Liabilities
Fair value as of December 31, 2023	$7,508
Change in fair value	6,097
Fair value as of March 31, 2024	$13,605
Change in fair value	3,276
Fair value as of June 30, 2024	$16,881
Change in fair value	(1,274)
Fair value as of September 30, 2024	$15,607
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the period ended September 30, 2024 and December 31, 202
3.

NOTE 10. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2023		December 31, 2022
	Level	Amount	Level	Amount
Assets:
Investments held in Trust Account	1	$6,781,024	1	$10,325,848
Liabilities:
Warrant Liability – Private Placement Warrants	3	$7,507	3	$16,380
The Private Placement Warrants were accounted for as liabilities in accordance with ASC815-40 and are presented within warrant liabilities in the accompanying balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the statements of operations.
The Private Placement Warrants were valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the common stock. The expected volatility as of the closing date of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target.

The following table provides quantitative information regarding Level 3 fair value measurements:

	December 31, 2023	December 31, 2022
Stock price	$10.44	$9.96
Exercise price	$11.50	$11.50
Expected term (in years)	0.84	0.59
Volatility	30.0%	32.00%
Risk-free rate	n/a	5.60%
Dividend yield	0.0%	0.00%
The following table presents the changes in the fair value of Level 3 warrant liabilities as of December 31, 2023 and 2022:

Warrant Liabilities
Fair value as of December 31, 2022	$16,380
Change in fair value	(8,873)

Fair value as of December 31, 2023	$7,508

Warrant Liabilities
Fair value as of December 31, 2021	$250,250
Change in fair value	(233,870)

Fair value as of December 31, 2022	$16,380

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the years ended December 31, 2023 and 2022.